Purchased Credit Impaired Loans ("PCI") - Summary of Carrying Amounts as of Acquisition Date of PCI Loans Acquired (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Receivables [Abstract]
Contractually required principal and interest at acquisition	$ 1,272
Nonaccretable difference	(404)
Cash flows expected to be collected at acquisition	868
Accretable yield adjustment	(128)
Total carrying amount of PCI loans	$ 740